Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2016
Summary of MSRs Carried at Fair Value

Following is a summary of MSRs carried at fair value:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Balance at beginning of year	$66,584	$57,358	$26,452
Purchases	2,739	2,335	—
MSRs resulting from mortgage loan sales	7,337	13,963	47,693
Changes in fair value:
Due to changes in valuation inputs used in valuation model (1)	(3,210)	312	(11,455)
Other changes in fair value (2)	(9,314)	(7,384)	(5,193)
	(12,524)	(7,072)	(16,648)
Sales	—	—	(139)
Balance at year end	$64,136	$66,584	$57,358
MSRs carried at fair value pledged to secure notes payable at year end	$64,136	$66,584

(1)	Principally reflects changes in pricing spread (discount rate) and prepayment speed inputs, primarily due to changes in market interest rates.
(2)	Represents changes due to realization of expected cash flows.

Summary of MSRs Carried at Lower of Amortized Cost or Fair Value

Following is a summary of MSRs carried at lower of amortized cost or fair value:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Amortized cost:
Balance at beginning of year	$404,101	$308,137	$266,697
MSRs resulting from mortgage loan sales	267,755	140,511	73,640
Amortization	(65,647)	(43,982)	(31,911)
Sales	(106)	(565)	(289)
Balance at end of year	606,103	404,101	308,137
Valuation allowance:
Balance at beginning of year	(10,944)	(7,715)	(2,577)
Additions	(2,728)	(3,229)	(5,138)
Balance at end of year	(13,672)	(10,944)	(7,715)
MSRs, net	$592,431	$393,157	$300,422
Fair value at beginning of year	$424,154	$322,230	$289,737
Fair value at year end	$626,334	$424,154	$322,230
MSRs carried at lower of cost or fair value pledged to secure notes payable at year end	$592,431	$393,157

Summary of Company's Estimate of Future Amortization of Existing MSRs Carried at Amortized Cost

The following table summarizes the Company’s estimate of future amortization of its existing MSRs carried at amortized cost. This estimate was developed with the inputs used in the December 31, 2016 valuation of MSRs. The inputs underlying the following estimate will change as market conditions and portfolio composition and behavior change, causing both actual and projected amortization levels to change over time.

Estimated MSR
Year ended December 31,	amortization
(in thousands)
2017	$67,814
2018	63,283
2019	58,297
2020	53,184
2021	48,204
Thereafter	315,321
Total	$606,103

Mortgage service rights [Member]
Summary of Net Mortgage Loan Servicing Fees Relating to MSRs

Servicing fees relating to MSRs are recorded in Net mortgage loan servicing fees on the Company’s consolidated statements of income and are summarized below:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Contractually-specified servicing fees	$125,961	$97,633	$76,300
Ancillary and other fees:
Late charges	570	328	—
Other	5,302	4,186	3,708
	$131,833	$102,147	$80,008